11. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
11. Related Party Transactions

Note 11. Related Party Transactions

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 500,000 shares of the Company’s common stock owned personally by the officer.  The note along with accrued interest was due and payable on September 14, 2012.  For the three months ended September 30, 2012, interest income of $594 was recognized on the note receivable.  As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term.  On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 3).

On March 30, 2008 and December 1, 2008, the Company sold course curricula pursuant to marketing agreements to Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly.  Under the marketing agreements, the receivables are due net 60 months.  On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable.  On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company’s inability to engage Mr. Spada in good faith negotiations to increase HEMG’s pledge, Michael Mathews, the Company’s CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured – related party.  On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default.

On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada.  Under the agreement, (a) the individual shall purchase and HEMG shall sell to the individual 400,000 common shares of the Company at $0.50 per share by April 10, 2012; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfill their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG  agrees to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company’s claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company shall waive any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014.  A group of predominantly existing shareholders implemented the purchase of 400,000 common shares at $0.50 per share per section (a) above on or before the April 10, 2012 deadline.  As of September 30, 2012, third party investors placed $168,000 in escrow to purchase 336,000 shares per section (b) above (See Note 7).  Based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased.  Accordingly, as of September 30, 2012, the Company has recognized an allowance of $502,315 for this account receivable.  As of September 30, 2012 and December 31, 2011, the balance of the account receivable, net of allowance, was $270,478 and $772,793 and is shown as accounts receivable, secured – related party, net (See Note 3).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum.  Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates.  As these loans (now convertible promissory notes) are not due for at least 12 months after the balance sheet, they have been included in long-term liabilities as of September 30, 2012 (See Notes 5 and 6).

On March 13, 2012, the Company’s CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum.  The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date.  On September 4, 2012, the maturity date was extended to August 31, 2013 (See Note 6).

On August 14, 2012, the Company’s CEO loaned the Company an additional $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum.  The note is convertible into common shares of the Company at the rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit).  The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date.  On September 4, 2012, the maturity date was extended to August 31, 2013 (See Note 6).

On September 21, 2011, the Company loaned $238,210 to the chief executive officer of the Company (the “CEO”) in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 40,000 shares of common stock of interclick, Inc. (a publicly-traded company) that are owned personally by the CEO.  The note along with accrued interest was due and payable on June 21, 2012.  For the year ended December 31, 2011, interest income of $1,867 was recognized.  On December 20, 2011, the note along with accrued interest of $1,867 was paid in full (See Note 4).

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 500,000 shares of the Company’s common stock owned personally by the officer.  The note along with accrued interest was due and payable on September 14, 2012.  For the year ended December 31, 2011, interest income of $210 was recognized on the note receivable and is included in prepaid expenses and other current assets.  As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term.  On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Notes 4 and 16).

On March 30, 2008 and December 1, 2008, the Company sold course curricula pursuant to marketing agreements to Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly.  Under the marketing agreements, the receivables are due net 60 months.  On September 16, 2011, HEMG pledged 772,793 Series C preferred shares of the Company as collateral for this account receivable.  As of December 31, 2011 and 2010, the remaining balance owed was $772,793 and $780,169, respectively, and is shown as accounts receivable, secured – related party.  On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the inability to engage Mr. Spada in good faith negotiations to increase HEMG’s pledge, Michael Mathews, the Company’s CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured – related party.  On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default (See Notes 4 and 16).

During 2005 through 2011, the Company advanced funds without board authority to both Patrick Spada (former Chairman of the Company) and HEMG, of which Patrick Spada is President.  The amount of unauthorized borrowings during the years ended December 31, 2011 and 2010 was $14,876 and $261,468, respectively, which have been expensed as loss due to unauthorized borrowing, a non-operating item.  As of December 31, 2011 and 2010, the aggregate amount of unauthorized borrowings due back to the Company was $2,209,960 and $2,195,084, respectively.  Having been unsuccessful since December 2011 to negotiate a settlement agreement with Patrick Spada to secure the amounts due back to the Company, on March 13, 2012, three directors of the Company pledged an aggregate of 2,209,960 common shares of the Company, valued at $1.00 per share, based on recent sales of capital stock as collateral for the amounts due from Patrick Spada and HEMG.  On August 16, 2012, the Company rescinded the pledge agreements and returned the shares to the directors (See Notes 10, 16 and 17).

During 2009, the Company received advances aggregating $200,000 from three individuals.  Of the total funds received, $50,000 was received from a related party.  During 2011 and 2010, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due as of each balance sheet presented.  As of December 31, 2011 and 2010, the entire balance of the loans payable is included in long-term liabilities as the Company has subsequent to December 31, 2011 converted the loans into long-term convertible notes payable (See Notes 8 and 16).

In June 2009, the Company borrowed an aggregate of $45,000 from an individual, who was an officer of the Company at that time, in exchange for notes payable bearing interest at 18% per annum.  The notes were due in October 2009 and became demand notes at that time.  For the years ended December 31, 2011 and 2010, interest expense of $2,393 and $7,126 was recognized on the notes.  As of December 31, 2011 and 2010, the balance of accrued interest was $0 and $6,953, which is included in accrued expenses.  As of December 31, 2011 and 2010, the balance due on the notes payable was $0 and $25,000, all of which is short-term (See Note 9).

On March 6, 2011, the Company authorized the issuance of up to $350,000 of convertible notes that were convertible into Series B preferred shares at $0.95 per share, bearing interest of 6% per annum.  The notes were convertible beginning after the closing of the EGC Merger (See Note 1).  As of May 13, 2011, the Company had received an aggregate of $328,000 (of which $73,000 was received from related parties) from the sale of convertible notes.  In addition, the Company issued an aggregate of $22,000 (of which $16,000 was to related parties) of convertible notes for services rendered.  In May 2011, $350,000 of the convertible notes were converted into 368,411 Series B preferred shares (See Notes 9 and 12).

On September 16, 2011, the Company entered into a two-year consulting agreement with the former Chairman of the Company in which the Company was obligated to pay $11,667 per month.  On September 28, 2011, the Company prepaid 13 months of the consulting agreement, or $151,667, which was then amortized until December 31, 2011, at which time the consulting agreement was terminated and the remaining unamortized prepaid expense was recognized immediately as consulting expense.  No additional amounts are due under the consulting agreement (See Note 10).

During 2011, the Company sold an aggregate of 850,395 Series A preferred shares in exchange for cash proceeds of $809,900 (of which $230,000 was received from then related parties).  The Series A shares have the following features:  (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the “SEC Reporting Date”); (iii) a conversion ratio of 1 share of common for each share of Series A; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio; (vi) 5% cumulative accruing dividends whether or not declared (payable only upon redemption per vii); and (vii) shall be redeemed by the Company if: (a) Michael Mathews is no longer the CEO, or (b) the SEC Reporting Date does not occur on or before January 31, 2012 (on February 29, 2012, this was extended to March 15, 2012), but (c) only to the extent the Company has EBITDA.  During the year ended December 31, 2011, cumulative dividend on the Series A preferred shares amounted to $34,500 (See Notes 11 and 16).

On March 13, 2012, the Company’s CEO made an investment of $300,000 in a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum.  The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record (See Note 16).

Included in revenues for the year ended December 31, 2010 is $125,000 of revenue from the sale of course curricula to a related party, which was controlled by our former Chairman.

During 2010, the Company acquired an aggregate of $52,000 of courseware curricula, which was capitalized and included in intangible assets, from an entity owned by the brother of Patrick Spada, the former Chairman of the Company.